The company - The company (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) subsidiary clinicalProductCandidate	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)	[2]
Company Information [Abstract]
Number of clinical product candidates | clinicalProductCandidate	6
Net loss for the period	€ 52,809	€ 63,984	[1]	€ 20,759	[1]
Total equity	€ 107,440	€ 155,976		€ 217,416		€ 167,119
Number of subsidiaries | subsidiary	1

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.d for more details on the impact of the transition.